SUBSIDIARIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsidiaries
SCHEDULE OF SUBSIDIARIES
Name of entity	Place of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (31 March 2024: 11,626 ordinary shares and 3,000 preferred shares issued) (note)	Direct 100% (31 March 2024: 100%)

Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (31 March 2024: 1,000 Class A Units of $10 each)	Indirect 100% (31 March 2024: 100%)

Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (31 March 2024: Ordinary shares of 1 pence each	Indirect 100% (31 March 2024: 100%)

Name of entity	Place of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited*	Hong Kong	Provision of ESG reporting solutions services	11,626 ordinary shares and 3,000 preferred shares Issued	Direct 100% (2023: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each	Indirect 100% (2023: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each	Indirect 100% (2023: 100%)

*	Legally became a subsidiary of the Company on 15 July 2024.